UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2013

Vincent P. Corti

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund® Investment portfolio May 31, 2013

unaudited

Common stocks 88.29%
		Value
Health care 21.89%	Shares	(000)

Gilead Sciences, Inc.[1]	24,896,426	$1,356,357
Biogen Idec Inc.[1]	2,871,400	681,929
UnitedHealth Group Inc.	7,290,000	456,573
St. Jude Medical, Inc.	8,826,465	381,568
Amgen Inc.	3,620,000	363,919
Edwards Lifesciences Corp.[1]	4,953,900	329,236
Alexion Pharmaceuticals, Inc.[1]	3,360,000	327,734
BioMarin Pharmaceutical Inc.[1]	4,959,723	310,975
Forest Laboratories, Inc.[1]	7,079,000	281,390
Express Scripts Holding Co.[1]	4,337,700	269,458
Hologic, Inc.[1]	12,374,100	256,763
Allergan, Inc.	2,160,000	214,898
Stryker Corp.	2,960,100	196,521
Endo Health Solutions Inc.[1]	5,090,000	184,767
Zimmer Holdings, Inc.	2,322,000	182,300
Humana Inc.	2,000,000	161,560
Illumina, Inc.[1]	1,984,810	139,572
Aetna Inc.	2,110,000	127,402
Medtronic, Inc.	2,400,000	122,424
Thermo Fisher Scientific Inc.	1,181,100	104,291
Boston Scientific Corp.[1]	9,938,324	91,830
athenahealth, Inc.[1]	820,400	69,365
McKesson Corp.	400,000	45,544
ArthroCare Corp.[1]	662,403	22,475
Fleury SA, ordinary nominative	1,800,000	16,825
Abbott Laboratories	395,000	14,485
Centene Corp.[1]	235,198	11,642
		6,721,803
Information technology 16.77%

Microsoft Corp.	22,220,000	775,034
Google Inc., Class A1	662,700	576,821
Oracle Corp.	15,915,000	537,290
Texas Instruments Inc.	11,220,000	402,686
Accenture PLC, Class A	4,750,000	390,022
Avago Technologies Ltd.	8,600,000	324,306
Adobe Systems Inc.[1]	5,325,000	228,496
Yahoo! Inc.[1]	8,514,000	223,918
Intuit Inc.	3,715,000	217,105
FactSet Research Systems, Inc.	1,896,000	186,168
Automatic Data Processing, Inc.	2,100,000	144,312
Trimble Navigation Ltd.[1]	4,880,000	136,152
Baidu, Inc., Class A (ADR)[1]	1,283,000	123,989
SAP AG1,2	1,512,000	115,163
Autodesk, Inc.[1]	3,000,000	113,190
Common stocks
		Value
Information technology (continued)	Shares	(000)

eBay Inc.[1]	2,000,000	$ 108,200
Itron, Inc.[1,3]	2,548,314	107,029
EMC Corp.[1]	4,200,000	103,992
Samsung Electronics Co. Ltd.[2]	57,300	77,273
Logitech International SA3	11,000,000	76,010
Maxim Integrated Products, Inc.	1,375,000	40,549
Linear Technology Corp.	1,050,000	39,375
Visa Inc., Class A	200,000	35,628
Apple Inc.	50,000	22,484
KLA-Tencor Corp.	383,000	21,559
Xilinx, Inc.	496,900	20,199
		5,146,950
Consumer discretionary 12.45%

Netflix, Inc.[1]	2,458,300	556,190
DIRECTV[1]	7,900,000	482,927
Comcast Corp., Class A	9,208,900	369,737
Johnson Controls, Inc.	9,671,194	361,316
NIKE, Inc., Class B	3,650,000	225,059
YUM! Brands, Inc.	3,035,499	205,655
Amazon.com, Inc.[1]	764,000	205,539
Harley-Davidson, Inc.	3,565,000	194,435
lululemon athletica inc.[1]	1,905,000	148,228
Time Warner Inc.	2,500,000	145,925
JCDecaux SA2	4,400,000	114,142
Texas Roadhouse, Inc.[3]	4,587,200	108,487
Big Lots, Inc.[1,3]	2,986,200	101,680
Garmin Ltd.	2,900,000	101,297
Weight Watchers International, Inc.	2,191,000	100,457
Time Warner Cable Inc.	1,003,293	95,825
News Corp., Class A	2,550,000	81,881
DreamWorks Animation SKG, Inc., Class A1	3,300,000	72,402
Kohl’s Corp.	1,300,000	66,833
WPP PLC[2]	2,360,000	40,309
British Sky Broadcasting Group PLC[2]	1,925,000	22,800
Nordstrom, Inc.	376,000	22,116
		3,823,240
Energy 10.35%

Schlumberger Ltd.	7,381,940	539,103
FMC Technologies, Inc.[1]	9,581,101	533,284
EOG Resources, Inc.	4,110,100	530,614
Baker Hughes Inc.	8,500,000	386,580
Apache Corp.	4,228,900	347,320
Southwestern Energy Co.[1]	5,950,000	224,255
Devon Energy Corp.	2,692,000	153,040
Chevron Corp.	1,165,500	143,065
Ultra Petroleum Corp.[1]	4,875,000	111,053
Transocean Ltd.	1,710,000	85,893
C&J Energy Services, Inc.[1,3]	3,500,000	65,100
BG Group PLC[2]	2,390,000	43,498
Range Resources Corp.	185,000	13,908
		3,176,713
Common stocks
		Value
Industrials 9.39%	Shares	(000)

Nielsen Holdings NV	8,762,150	$ 297,125
Union Pacific Corp.	1,728,350	267,237
Precision Castparts Corp.	1,225,000	262,052
United Parcel Service, Inc., Class B	2,630,000	225,917
Dover Corp.	2,820,000	220,665
General Dynamics Corp.	2,750,000	212,025
Verisk Analytics, Inc., Class A1	2,976,300	175,066
CSX Corp.	6,790,700	171,194
Sensata Technologies Holding NV1	4,350,000	152,685
Southwest Airlines Co.	9,385,000	132,985
Moog Inc., Class A1	2,328,535	116,590
Polypore International, Inc.[1,3]	3,020,000	113,612
Serco Group PLC[2]	11,939,100	110,556
MITIE Group PLC[2,3]	24,021,000	94,151
Chart Industries, Inc.[1]	775,000	75,392
Landstar System, Inc.	1,350,000	71,266
Norfolk Southern Corp.	627,000	48,022
Danaher Corp.	754,900	46,668
FedEx Corp.	402,700	38,796
Waste Connections, Inc.	623,301	25,082
Robert Half International Inc.	600,000	20,856
United Technologies Corp.	62,200	5,903
		2,883,845
Consumer staples 4.97%

Green Mountain Coffee Roasters, Inc.[1]	6,383,000	466,789
CVS/Caremark Corp.	6,250,000	359,875
Philip Morris International Inc.	2,373,000	215,729
Whole Foods Market, Inc.	2,814,000	145,934
L’Oréal SA, non-registered shares[2]	800,000	134,112
Costco Wholesale Corp.	785,000	86,091
Altria Group, Inc.	1,750,000	63,175
Colgate-Palmolive Co.	500,000	28,920
PepsiCo, Inc.	320,500	25,887
		1,526,512
Financials 4.38%

Capital One Financial Corp.	4,100,000	249,813
State Street Corp.	2,438,692	161,393
PNC Financial Services Group, Inc.	2,185,000	156,533
Wells Fargo & Co.	3,500,000	141,925
JPMorgan Chase & Co.	2,270,000	123,919
BB&T Corp.	3,500,000	115,220
American Express Co.	1,300,000	98,423
Aon PLC, Class A	1,242,000	79,078
Torchmark Corp.	1,200,000	77,412
Arch Capital Group Ltd. [1]	1,500,000	76,815
U.S. Bancorp	1,045,000	36,638
Arthur J. Gallagher & Co.	600,000	26,208
		1,343,377
Materials 3.68%

Celanese Corp., Series A3	8,335,522	411,358
AptarGroup, Inc.[3]	4,326,000	245,371
Common stocks
		Value
Materials (continued)	Shares	(000)

Praxair, Inc.	1,351,531	$ 154,520
Valspar Corp.	2,089,185	149,732
Freeport-McMoRan Copper & Gold Inc.	3,000,000	93,150
Barrick Gold Corp.	3,600,000	76,032
		1,130,163
Telecommunication services 0.99%

Crown Castle International Corp.[1]	2,341,000	166,796
tw telecom inc.[1]	3,800,000	108,414
United States Cellular Corp.[1]	734,300	29,152
		304,362
Miscellaneous 3.42%

Other common stocks in initial period of acquisition		1,049,038
Total common stocks (cost: $18,350,680,000)		27,106,003
	Principal amount
Short-term securities 11.90%	(000)

Freddie Mac 0.09%–0.17% due 6/3/2013–4/8/2014	$1,194,050	1,193,555
Federal Home Loan Bank 0.055%–0.22% due 6/5/2013–4/7/2014	596,450	596,362
Fannie Mae 0.10%–0.18% due 6/5/2013–5/1/2014	594,410	594,268
Coca-Cola Co. 0.10%–0.19% due 6/13–11/7/2013[4]	184,400	184,353
Chariot Funding, LLC 0.25% due 9/9–10/7/2013[4]	67,400	67,372
Jupiter Securitization Co., LLC 0.27% due 9/18/2013[4]	43,900	43,875
JPMorgan Chase & Co. 0.185% due 6/4/2013	30,000	29,999
Chevron Corp. 0.06%–0.07% due 6/20–7/8/2013[4]	120,000	119,993
Federal Farm Credit Banks 0.13%–0.22% due 7/3–9/25/2013	118,700	118,684
Wells Fargo & Co. 0.15%–0.17% due 6/6–6/7/2013	112,100	112,096
Abbott Laboratories 0.12%–0.13% due 6/17–7/23/2013[4]	85,100	85,093
Procter & Gamble Co. 0.10%–0.14% due 8/20–11/7/2013[4]	75,000	74,981
U.S. Treasury Bills 0.122%–0.194% due 6/27–8/15/2013	74,800	74,798
Private Export Funding Corp. 0.12%–0.23% due 8/7–10/7/2013[4]	74,100	74,064
General Electric Capital Corp. 0.17% due 9/10/2013	52,600	52,582
Merck & Co. Inc. 0.12% due 9/19/2013[4]	50,000	49,989
Google Inc. 0.10% due 9/24/2013[4]	47,900	47,881
National Rural Utilities Cooperative Finance Corp. 0.10%–0.12% due 6/14–6/26/2013	38,250	38,248
Regents of the University of California 0.12% due 6/19/2013	38,000	37,996
NetJets Inc. 0.07% due 6/18/2013[4]	25,000	24,999
Emerson Electric Co. 0.09% due 7/17/2013[4]	20,000	19,997
Paccar Financial Corp. 0.14% due 6/4/2013	12,700	12,700
Total short-term securities (cost: $3,653,571,000)		3,653,885
Total investment securities (cost: $22,004,251,000)		30,759,888
Other assets less liabilities		(59,556)
Net assets		$30,700,332

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 5/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Celanese Corp., Series A	8,335,522	—	—	8,335,522	$ 750	$ 411,358
AptarGroup, Inc.	4,326,000	—	—	4,326,000	1,082	245,371
Polypore International, Inc.[1]	3,020,000	—	—	3,020,000	—	113,612
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	550	108,487
Itron, Inc.[1]	2,548,314	—	—	2,548,314	—	107,029
Big Lots, Inc.[1]	2,986,200	—	—	2,986,200	—	101,680
MITIE Group PLC[2]	24,021,000	—	—	24,021,000	—	94,151
Logitech International SA	11,000,000	—	—	11,000,000	—	76,010
C&J Energy Services, Inc.[1]	—	3,500,000	—	3,500,000	—	65,100
Netflix, Inc.[1,5]	2,828,300	—	370,000	2,458,300	—	—
					$2,382	$1,322,798

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $778,872,000, which represented 2.54% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Represents an affiliated company as defined under the Investment Company Act of 1940.

4 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $792,597,000, which represented 2.58% of the net assets of the fund.

5 Unaffiliated issuer at 5/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2*	Level 3	Total

Assets:
Common stocks:
Health care	$ 6,721,803	$ —	$—	$ 6,721,803
Information technology	4,954,514	192,436	—	5,146,950
Consumer discretionary	3,645,989	177,251	—	3,823,240
Energy	3,133,215	43,498	—	3,176,713
Industrials	2,679,138	204,707	—	2,883,845
Consumer staples	1,392,400	134,112	—	1,526,512
Financials	1,343,377	—	—	1,343,377
Materials	1,130,163	—	—	1,130,163
Telecommunication services	304,362	—	—	304,362
Miscellaneous	1,022,170	26,868	—	1,049,038
Short-term securities	—	3,653,885	—	3,653,885
Total	$26,327,131	$4,432,757	$—	$30,759,888

*Securities with a market value of $663,709,000, which represented 2.16% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 9,157,177
Gross unrealized depreciation on investment securities	(401,540)
Net unrealized appreciation on investment securities	8,755,637
Cost of investment securities for federal income tax purposes	22,004,251

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-002-0713O-S37729

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2013